INVESTMENT PROPERTIES - Valuation of Investment Properties (Details) - Commercial properties	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Core Office | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	6.90%	6.70%
Terminal capitalization rate	5.40%	5.40%
Investment horizon (years)	10 years	10 years
Core Office | United States | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	7.00%	7.00%
Terminal capitalization rate	5.70%	5.60%
Investment horizon (years)	12 years	12 years
Core Office | Canada | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	5.90%	5.90%
Terminal capitalization rate	5.20%	5.20%
Investment horizon (years)	10 years	10 years
Core Office | Australia | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	6.50%	6.80%
Terminal capitalization rate	5.80%	5.90%
Investment horizon (years)	10 years	10 years
Core Office | Brazil | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	7.90%	7.90%
Terminal capitalization rate	7.40%	7.40%
Investment horizon (years)	10 years	10 years
Core Office | Europe1 [Member] | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	5.10%	4.60%
Terminal capitalization rate	4.00%	4.10%
Investment horizon (years)	10 years	11 years
LP Investments- Office | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	9.70%	10.00%
Terminal capitalization rate	7.30%	7.30%
Investment horizon (years)	7 years	7 years
LP Investments- Retail | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	8.60%	8.80%
Terminal capitalization rate	7.00%	7.30%
Investment horizon (years)	10 years	10 years
Mixed-use | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	7.30%	7.60%
Terminal capitalization rate	5.20%	5.40%
Investment horizon (years)	10 years	10 years
Logistics | Direct capitalization
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	5.80%	5.80%
Investment horizon (years)		10 years
Multifamily | Direct capitalization
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	5.00%	5.10%
Triple Net Lease | Direct capitalization
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	6.20%	6.30%
Self-storage | Direct capitalization
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	5.60%	5.60%
Student Housing | Direct capitalization
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	4.90%	5.80%
Manufactured Housing | Direct capitalization
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	5.50%	5.50%